UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB ApprovalOMB Number:	3235-0456
FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
AllianceBernstein Blended Style Series, Inc
1345 Avenue of the Americas
New York, New York 10105

2. The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):
X
Fund name:

3. Investment Company Act File Number:
811-21081
Securities Act File Number :
033-87002

4(a). Last Day of Fiscal Year for
which this Form is filed:
August 31, 2012

4(b).Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the issuer's
fiscal year).

4(c). Check box if this is the last
time the issuer will be filing this Form.

5.	Calculation of registration fee:
(i)	Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24 (f):
$538,347,772
(ii)	Aggregate sale price of securities
redeemed or repurchased during the fiscal
year:
$992,295,100
(iii) Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995 that
were not previously used to reduce registration
fees payable to the Commission:
$335,334,029
(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-$1,327,629,129
(v)Net Sales:
$-
(vi) Redemption credits available
for use in future years:
$(789,281,357)
(vii) Multiplier for determining
registration fee:
(viii)	Registration Fee Due:
=	$0.00

6.	Prepaid Shares
If the response to Item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of
securities (number of shares or other units)
deducted here:
-
If there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal
year for which this form is filed that are
available for use by the issuer in future
fiscal years, then state that number here:
-
7. Interest due -- if this Form is being filed
more than 90 days after the end of the issuer's
fiscal year:
+	 $-

8.	Total amount of the registration fee
due plus any interest due [line 5(viii) plus line 7]:
 $-

9.	Date the registration fee and any
interest payment was sent to the Commission's
lockbox depository:
Method of Delivery:
x	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: November 29, 2012

*  Please print or type the name and title
of the signing officer below the signature.